SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
2023	$ 432,168
2024	366,287
2025	385,560
Total minimum lease payments	1,781,757
Less: imputed interest	(286,931)
Present value of future minimum lease payments	1,494,826
Current operating lease liabilities	306,747	$ 95,243
Non-current operating lease liabilities	$ 1,188,079	115,290
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
2023		107,930
2024		111,168
2025		9,287
Total minimum lease payments		228,385
Less: imputed interest		(17,852)
Present value of future minimum lease payments		210,533
Current operating lease liabilities		95,243	$ 85,303
Non-current operating lease liabilities		$ 115,290	$ 210,533